VFB-Q1

Quarterly Report
March 31, 2026
MFS®  Total Return Bond Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.6%
Aerospace & Defense – 0.9%
Boeing Co., 5.15%, 5/01/2030	$1,704,000	$1,732,525
Boeing Co., 6.528%, 5/01/2034	4,067,000	4,430,356
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,597,508
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	5,067,859
		$12,828,248
Asset-Backed & Securitized – 23.3%
ACORE Issuer LLC, 2026-FL1, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 8/20/2043 (n)	$2,632,000	$2,635,346
ACORE Issuer LLC, 2026-FL1, “B”, 5.575%, 8/20/2043 (n)	2,275,000	2,273,449
ACREC 2021-FL1 Ltd., “C”, FLR, 5.944% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	2,546,000	2,547,482
ACREC 2021-FL1 Ltd., “D”, FLR, 6.444% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,066,009
ACREC 2025-FL3 LLC, “AS”, FLR, 5.319% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	3,857,000	3,846,644
Acres PLC, 2026-FL4, “AS”, FLR, 5.359% (SOFR - 1mo. + 1.7%), 8/18/2044 (n)	3,752,500	3,762,449
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	107,328	107,391
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	4,790,407	4,794,421
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	3,940,321	3,943,042
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	3,426,627	3,441,859
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	2,092,338	2,089,881
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	1,253,836	1,247,331
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.42% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	438,533	438,803
Arbor Realty Commercial Real Estate, 2026-FL1, “B”, FLR, 5.67% (SOFR - 1mo. + 2%), 9/20/2043 (n)	2,259,339	2,259,338
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.086% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,444,576
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.672% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,289,928
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 5.672% (SOFR - 1mo. + 2%), 6/15/2035 (n)	5,153,000	5,132,066
AREIT 2022-CRE6 Trust, “B”, FLR, 5.521% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,121,417
AREIT 2022-CRE6 Trust, “C”, FLR, 5.821% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,302,612
AREIT 2022-CRE6 Trust, “D”, FLR, 6.521% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	971,343
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.22% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	4,001,064	3,991,067
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	188,937	189,906
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	3,352,568	3,419,105
Bank5, 2026-5YR20, “A3”, 5.104%, 2/15/2059	792,264	803,727
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	39,944	4
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.387% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	10,318	25,403
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,612,722
BDS 2024-FL13 Ltd., “A”, FLR, 5.252% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,224,500	1,225,198
BDS 2025-FL14 Ltd., “B”, FLR, 5.369% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	2,443,148	2,442,674
BDS 2025-FL16 Ltd., “AS”, FLR, 5.276% (SOFR - 1mo. + 1.6%), 6/19/2043 (n)	1,629,528	1,630,020
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,025,433
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	2,317,597	2,359,984
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 5.871% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,665,113
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 5.519% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	5,375,000	5,376,360
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,229,329
BRSP 2026-FL3 Ltd., “AS”, FLR, 5.376%, 8/19/2043 (n)	4,989,500	4,993,688
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	589,084	596,832
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	83,025	84,941
BX Trust, 2025-BCAT, “B”, FLR, 5.222% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	1,503,549	1,499,792
BXMT 2020-FL2 Ltd., “B”, FLR, 5.442% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,725,684
BXMT 2021-FL4 Ltd., “A”, FLR, 5.092% ((SOFR - 1mo. + 0.11448%) + 1.05%), 5/15/2038 (n)	4,573,375	4,570,988
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,264,755
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	1,798,000	1,797,832
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	260,452	260,827
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.072% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	1,779,000	1,777,888
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,737,424
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	2,410,255	2,406,487
Columbia Cent CLO Ltd., 2020-30A, “B1R2”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 1/20/2034 (n)	2,968,411	2,954,338
Columbia Cent CLO Ltd., 2021-31A, “CR”, FLR, 5.517% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	2,457,213	2,438,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	$4,656,029	$4,843,490
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,837,371
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	632,786	637,749
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	287,232	287,864
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	4,704,179	4,740,045
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 5.567% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	7,408,185	7,360,995
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)	742,347	743,337
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	1,011,934	1,014,108
Empire District Bondco LLC, 4.943%, 1/01/2033	1,329,527	1,347,155
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	769,127	776,043
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	651,233	652,652
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	1,769,000	1,766,885
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	3,383,000	3,374,332
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	216,069	216,340
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	89,517	89,668
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	1,436,303	1,439,199
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	3,609,000	3,656,492
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	599,485	593,099
JPMorgan Mortgage Trust, “A1”, 4.592%, 10/25/2033	17,978	17,306
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.117% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	3,690,506	3,679,951
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.536% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,450,854	1,449,188
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.786% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,312,655
LoanCore 2021-CRE6 Ltd., “B”, FLR, 5.686% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,980,040
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.269% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	7,367,000	7,369,632
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 6.667% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,427,675
Merrill Lynch Mortgage Investors, Inc., “A”, 5.622%, 5/25/2036	10,280	10,219
Merrill Lynch Mortgage Investors, Inc., “A5”, 4.678%, 4/25/2035	43,111	39,411
MF1 2022-FL8 Ltd., “C”, FLR, 5.876% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,422,388
MF1 2022-FL8 Ltd., “D”, FLR, 6.326% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,406,852
MF1 2024-FL14 LLC, “AS”, FLR, 5.912% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,691,992
MF1 2024-FL15 LLC, “AS”, FLR, 5.719% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	4,032,000	4,048,267
MF1 2024-FL16 LLC, “AS”, FLR, 5.621% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	4,385,479	4,402,296
MF1 2025-FL17 LLC, “B”, FLR, 5.471% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	2,388,514	2,389,885
MF1 2025-FL19 LLC, “A”, FLR, 5.251% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	3,775,488	3,776,647
MF1 2025-FL19 LLC, “A”, FLR, 5.167% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	3,778,621	3,784,094
MF1 2025-FL20 LLC, “B”, FLR, 5.629% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	4,207,394	4,221,667
MF1 2026-FL21 LLC, “B”, FLR, 5.429% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	802,055	803,321
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	943,147	934,281
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	1,835,863	1,845,127
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	2,673,671	2,647,943
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 5.209%, 3/25/2071 (n)	3,463,752	3,453,560
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,427,926
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	6,395,522	6,400,093
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	2,617,071	2,590,600
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	3,714,347	3,679,197
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	2,810,982	2,795,697
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.483% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,307,022
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,346,136	1,349,679
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	1,935,732	1,949,798
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	1,241,485	1,240,064
OBX Trust, 2025-NQM15, “A1”, 5.143%, 7/27/2065 (n)	1,234,912	1,233,119
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	1,778,399	1,769,495
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	1,270,258	1,266,165
PFP III 2024-11 Ltd., “11A”, FLR, 5.501% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	2,748,892	2,753,090
PLYM Commercial Mortgage Trust, 2026-IND, “B”, FLR, 5.123% (SOFR - 1mo. + 1.45%), 3/15/2043 (n)	1,322,000	1,312,085
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.061% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	3,751,562	3,762,295
PMT Loan Trust, 2025-INV12, “A35”, FLR, 4.961% (SOFR - 1mo. + 1.3%), 12/25/2056 (n)	2,832,448	2,842,110
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)(w)	1,574,234	1,570,646
Preferred Term Securities XIX Ltd., CDO, FLR, 4.285% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	81,418	80,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Residential Funding Mortgage Securities, Inc., FGIC, 3.413%, 12/25/2035 (d)(q)	$2,975	$38
Rockford Tower CLO 2020-1A Ltd., “BRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	3,331,195	3,312,354
Sammons Financial Group, Inc., FLR, 5.469% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	2,673,048	2,652,222
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	1,938,889	1,942,377
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	2,478,000	2,476,822
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.894% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)	2,027,000	2,025,680
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 5.622% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,381,875
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 5.872% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,615,999
Starwood Commercial Mortgage, 2025-FL4, “AS”, FLR, 5.376% (SOFR - 1mo. + 1.7%), 11/19/2042 (n)	1,896,290	1,896,288
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	2,057,135	2,060,468
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	431,757	435,064
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	901,934	916,558
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.379% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	2,395,296	2,394,770
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.319% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	7,344,370	7,312,371
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,769,766
Venture CLO 43 Ltd., 2021-43A, “BRR”, FLR, 5.168% (SOFR - 3mo. + 1.5%), 4/15/2034 (n)	5,537,477	5,527,033
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	946,237	948,233
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	837,167	838,431
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	837,712	833,609
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.383% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,878,371	1,878,696
Voya CLO 2012-4A Ltd., “BR3”, FLR, 5.883% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	826,854
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.233% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,188,601
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,007,363
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,902,043
		$341,785,734
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$2,415,612
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	3,063,306
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	5,991,362
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,222,665
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,423,271
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	1,955,247
		$19,071,463
Building – 0.6%
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	$5,167,000	$5,239,353
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,216,990
		$8,456,343
Business Services – 1.3%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,303,983
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,183,792
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,205,893
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,710,048
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,321,369
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,991,013
		$19,716,098
Cable TV – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$6,155,411
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,671,873
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	328,360
		$9,155,644
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$1,560,014
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,864,805
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,805,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$4,993,000	$5,007,643
		$15,237,625
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$3,034,119
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$2,539,000	$2,643,117
Diversified Financial Services – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$2,329,000	$2,241,859
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	1,334,000	1,211,573
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,778,898
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	497,000	479,291
Bridge Housing Corp., 5.321%, 7/15/2035	3,075,000	3,078,965
		$8,790,586
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,274,644
Energy - Independent – 0.5%
EQT Corp., 3.9%, 10/01/2027	$670,000	$661,833
EQT Corp., 5%, 1/15/2029	1,294,000	1,301,697
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,404,397
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,273,823
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	1,150,000	1,152,666
		$7,794,416
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$1,523,198
Food & Beverages – 0.3%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$3,726,000	$3,732,882
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,176,006
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	200,839
		$5,109,727
Global Systemically Important Banks – 5.2%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$3,703,755
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,722,849
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,927,355
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,210,412
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,373,749
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	2,392,000	2,408,883
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,581,339
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,625,644
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,252,994
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,824,561
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,561,191
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	4,132,416
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	2,989,415
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,261,090
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	6,167,351
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	2,983,098
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	6,249,498
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	4,175,353
		$76,150,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Hardware, Peripherals, & Assembly – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,805,232
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$3,088,162
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,872,927
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	363,248
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,005,643
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	4,897,000	5,184,775
		$12,514,755
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,220,986
Insurance - Property & Casualty – 1.3%
Asurion LLC, 8%, 12/31/2032 (n)	$4,245,000	$4,403,967
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,713,384
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	986,966
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,435,419
Hub International Ltd., 7.25%, 6/15/2030 (n)	3,479,000	3,563,901
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,611,987
		$18,715,624
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$1,822,864
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$4,843,000	$4,890,241
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,161,000	1,183,629
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,314,456
		$7,388,326
Media – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$1,568,000	$1,438,107
Medical & Health Technology & Services – 2.0%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,545,416
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	588,228
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	1,013,719
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,349,444
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,210,001
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,727,384
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,691,540
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,417,909
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,167,479
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	7,182,799
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,564,637
		$29,458,556
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$2,656,000	$2,706,419
Metals & Mining – 1.0%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$3,434,000	$3,364,680
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,677,290
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,690,237
FMG Resources (August 2006) Pty Ltd., 4.375%, 4/01/2031 (n)	2,195,000	2,073,934
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,649,800
		$15,455,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.7%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,639,619
Cheniere Energy Partners, L.P., 5.55%, 10/30/2035	4,963,000	5,054,063
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,658,454
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,285,112
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	4,017,529
Energy Transfer LP, 5.35%, 1/15/2036	1,068,000	1,060,583
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,841,111
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,147,179
MPLX LP, 4.95%, 3/14/2052	5,874,000	4,876,356
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,747,276
Targa Resources Corp., 4.2%, 2/01/2033	930,000	880,467
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,595,186
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,281,582
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,448,253
		$39,532,770
Mortgage-Backed – 14.8%
Fannie Mae, 3.5%, 8/01/2026 - 7/01/2046	$4,709,534	$4,440,404
Fannie Mae, 3.95%, 1/01/2027	286,578	286,171
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	3,816,111	3,490,045
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	609,916	534,255
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,156	1,198
Fannie Mae, 3%, 2/25/2033 (i)	186,418	11,641
Fannie Mae, 5.5%, 5/01/2033 - 1/01/2055	2,388,112	2,447,892
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	1,679,410	1,697,098
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	5,689,286	5,628,236
Fannie Mae, 6%, 10/01/2035 - 8/01/2054	808,660	839,529
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	9,856,805	9,516,259
Fannie Mae, 3.25%, 5/25/2040	74,748	71,029
Fannie Mae, 2%, 4/25/2046	154,745	143,939
Fannie Mae, 4%, 7/25/2046 (i)	279,259	50,196
Fannie Mae, 3.5%, 12/01/2046 (f)	1,055,158	977,238
Fannie Mae, UMBS, 3.5%, 1/01/2027	1,874	1,867
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	30,816,543	26,532,453
Fannie Mae, UMBS, 3%, 4/01/2037 - 8/01/2052	12,490,974	11,103,605
Fannie Mae, UMBS, 1.5%, 2/01/2042	145,275	123,959
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	13,879,315	11,673,301
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 10/01/2053	467,291	483,228
Fannie Mae, UMBS, 4.5%, 9/01/2052	563,567	548,511
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	4,879,820	4,832,389
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	1,108,168	1,136,027
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,463,555	3,483,596
Federal Home Loan Bank, 5%, 7/01/2035	455,781	461,437
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,941,902
Freddie Mac, 1.081%, 7/25/2029 (i)	3,894,852	121,332
Freddie Mac, 1.135%, 8/25/2029 (i)	6,776,656	228,200
Freddie Mac, 1.839%, 4/25/2030 (i)	1,901,414	126,314
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	105,093	107,883
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	34,049	35,454
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	508,224	514,635
Freddie Mac, 5.5%, 2/15/2036 (i)	45,327	6,861
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	942,055	911,252
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	8,141,895	7,671,775
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	6,921,627	6,306,062
Freddie Mac, 4.5%, 5/01/2040 - 5/01/2042	1,416,327	1,402,092
Freddie Mac, 4.5%, 12/15/2040 (i)	15,696	1,444
Freddie Mac, 4%, 8/15/2044 (i)	41,910	3,408
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	2,425,796	2,173,602
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	25,316,348	20,602,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	$663,428	$616,133
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	8,189,047	6,957,603
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	674,569	669,713
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,316,753	1,276,271
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 7/01/2055	5,232,202	5,268,378
Freddie Mac, UMBS, 6%, 6/01/2054 - 2/01/2055	4,260,647	4,387,609
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2055	5,158,010	5,228,546
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	60,059	62,734
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	10,090,297	9,876,305
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	6,592,563	6,256,749
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	4,539,709	4,264,963
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	11,851,420	10,662,593
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	12,888,976	11,096,750
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	10,882,802	8,995,409
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	8,241,086	8,204,153
		$217,493,931
Municipals – 1.8%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$4,348,000	$3,650,040
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	2,286,000	1,270,904
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,260,337
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,048,742
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,750,375
Philadelphia, PA, School District, Taxable, Capital Appreciation, “B”, AGM, 0%, 6/01/2030	3,250,000	3,379,430
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,807,175
		$26,167,003
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,975,265
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,526,678
		$11,501,943
Non-Global Systemically Important Banks – 3.4%
Capital One Financial Corp., 6.7%, 11/29/2032	$7,435,000	$8,077,746
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,378,868
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,787,580
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,080,621
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,986,073
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,649,555
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,753,550
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,707,660
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,978,000	8,706,522
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	809,901
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,857,904
		$49,795,980
Pharmaceuticals & Biotechnology – 0.3%
Genmab A.S., 6.25%, 12/15/2032 (n)	$3,666,000	$3,758,501
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$4,895,000	$5,027,449
Real Estate - Storage & Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$6,211,074
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	1,988,033
Boston Properties LP, REIT, 5.75%, 1/15/2035	2,601,000	2,586,721
		$10,785,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Refining – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,411,635
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$2,698,934
Retail & E-commerce – 0.9%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$4,245,000	$4,520,999
DICK'S Sporting Goods, 3.15%, 1/15/2032	3,801,000	3,454,830
Penske Automotive Group Co., 3.75%, 6/15/2029	5,509,000	5,241,523
		$13,217,352
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$1,710,000	$1,452,792
Broadcom, Inc., 4.926%, 5/15/2037 (n)	1,637,000	1,587,764
		$3,040,556
Software – 1.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$7,042,724
Oracle Corp., 5.2%, 9/26/2035	1,994,000	1,870,362
Oracle Corp., 5.7%, 2/04/2036	2,027,000	1,948,937
Oracle Corp., 5.95%, 9/26/2055	1,472,000	1,238,350
Salesforce, Inc., 5.2%, 3/15/2033	2,988,000	2,982,897
Salesforce, Inc., 5.55%, 3/15/2036	2,988,000	2,978,706
Salesforce, Inc., 6.4%, 3/15/2046	1,494,000	1,504,343
		$19,566,319
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$5,168,501
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	4,840,929
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,813,973
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,761,994
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	558,172
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,248,530
		$17,392,099
Tobacco – 1.2%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,591,929
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,937,971
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,168,695
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	958,304
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,833,422
		$17,490,321
Transportation & Logistics – 0.7%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,254,517
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	2,612,079	897,902
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	5,199,800
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,520,451
		$9,872,670
Travel, Gaming, & Lodging – 0.5%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$3,765,000	$3,787,985
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,062,420
		$6,850,405
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.43%, 5/01/2029	$34,757	$34,560
Small Business Administration, 3.21%, 9/01/2030	628,992	608,998
Small Business Administration, 3.25%, 11/01/2030	71,772	70,051

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.85%, 9/01/2031	$152,232	$144,791
Small Business Administration, 2.37%, 8/01/2032	116,191	109,863
Small Business Administration, 2.13%, 1/01/2033	565,357	531,072
Small Business Administration, 2.21%, 2/01/2033	136,977	128,374
Small Business Administration, 2.22%, 3/01/2033	473,992	442,890
Small Business Administration, 2.08%, 4/01/2033	967,329	908,432
Small Business Administration, 2.45%, 6/01/2033	941,237	889,497
Small Business Administration, 3.15%, 7/01/2033	1,182,631	1,135,522
Small Business Administration, 3.16%, 8/01/2033	1,308,771	1,255,631
Small Business Administration, 3.62%, 9/01/2033	971,250	948,816
		$7,208,497
U.S. Treasury Obligations – 22.4%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$19,517,461
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,484,980
U.S. Treasury Bonds, 2.375%, 2/15/2042	12,900,000	9,400,371
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	15,907,840
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,061,125
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	30,034,250
U.S. Treasury Bonds, 4.5%, 2/15/2044	35,900,000	34,330,777
U.S. Treasury Bonds, 4.875%, 8/15/2045	5,600,000	5,581,625
U.S. Treasury Bonds, 4.25%, 2/15/2054	14,500,000	12,988,828
U.S. Treasury Bonds, 4.5%, 11/15/2054	13,900,000	12,985,641
U.S. Treasury Notes, 2.5%, 3/31/2027	17,600,000	17,393,200
U.S. Treasury Notes, 3.375%, 12/31/2027	9,600,000	9,526,125
U.S. Treasury Notes, 3.875%, 12/31/2027	11,000,000	11,007,734
U.S. Treasury Notes, 4.125%, 7/31/2028	70,400,000	70,884,000
U.S. Treasury Notes, 4.25%, 6/30/2029	11,500,000	11,639,258
U.S. Treasury Notes, 4%, 3/31/2030	20,000,000	20,071,875
U.S. Treasury Notes, 3.625%, 8/31/2030	4,500,000	4,444,805
U.S. Treasury Notes, 4.25%, 11/15/2034	12,750,000	12,746,514
U.S. Treasury Notes, 4%, 11/15/2035	15,000,000	14,632,031
		$328,638,440
Utilities – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,151,105
Constellation Energy Generation LLC, 3.75%, 3/01/2031 (n)	3,680,000	3,511,215
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	839,979
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,763,847
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,544,492
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,611,103
		$21,421,741
Utilities - Gas – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$391,000	$387,636
Total Bonds		$1,448,358,735
Mutual Funds (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 3.71% (v)	2,650,732	$2,650,732

Other Assets, Less Liabilities – 1.2%		17,646,587
Net Assets – 100.0%		$1,468,656,054

(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,650,732 and
$1,448,358,735, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $437,324,738, representing 29.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 3/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	247	$51,238,992	June – 2026	$(390,678)
U.S. Treasury Note 5 yr	Long	USD	739	79,944,789	June – 2026	(989,866)
U.S. Treasury Ultra Bond 30 yr	Long	USD	655	76,348,438	June – 2026	(2,167,079)
						$(3,547,623)
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $5,108,104 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$335,846,937	$—	$335,846,937
Non - U.S. Sovereign Debt	—	1,822,864	—	1,822,864
Municipal Bonds	—	26,167,003	—	26,167,003
U.S. Corporate Bonds	—	400,853,546	—	400,853,546
Residential Mortgage-Backed Securities	—	279,998,194	—	279,998,194
Commercial Mortgage-Backed Securities	—	81,817,213	—	81,817,213
Asset-Backed Securities (including CDOs)	—	197,464,258	—	197,464,258
Foreign Bonds	—	124,388,720	—	124,388,720
Investment Companies	2,650,732	—	—	2,650,732
Total	$2,650,732	$1,448,358,735	$—	$1,451,009,467
Other Financial Instruments
Futures Contracts – Liabilities	$(3,547,623)	$—	$—	$(3,547,623)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,170,090	$82,537,060	$103,053,432	$109	$(3,095)	$2,650,732

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$153,249	$—